Summary of Unrealized Gains (Losses) for securities at FVOCI (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Financial assets at fair value through other comprehensive income	$ 79,066	$ 103,285
Securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	76,765	100,607
Gross unrealized gains	866	714
Gross unrealized (losses)	(167)	(538)
Financial assets at fair value through other comprehensive income	77,464	100,783
Securities [member] | Government and government-related securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	57,397	77,759
Gross unrealized gains	415	583
Gross unrealized (losses)	(32)	(59)
Financial assets at fair value through other comprehensive income	57,780	78,283
Securities [member] | Government and government-related securities [member] | Canadian Government Federal Debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	12,428	13,967
Gross unrealized gains	98	160
Gross unrealized (losses)	(7)	(1)
Financial assets at fair value through other comprehensive income	12,519	14,126
Securities [member] | Government and government-related securities [member] | Canadian government provincial debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	17,935	16,342
Gross unrealized gains	218	181
Gross unrealized (losses)	(10)	(21)
Financial assets at fair value through other comprehensive income	18,143	16,502
Securities [member] | Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	19,232	32,875
Gross unrealized gains	83	192
Gross unrealized (losses)	(15)	(33)
Financial assets at fair value through other comprehensive income	19,300	33,034
Securities [member] | Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	6,551	10,720
Gross unrealized gains	13	39
Gross unrealized (losses)		(3)
Financial assets at fair value through other comprehensive income	6,564	10,756
Securities [member] | Government and government-related securities [member] | Mortgage- backed securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	1,251	3,855
Gross unrealized gains	3	11
Gross unrealized (losses)		(1)
Financial assets at fair value through other comprehensive income	1,254	3,865
Securities [member] | Other debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	15,011	19,904
Gross unrealized gains	98	105
Gross unrealized (losses)	(24)	(108)
Financial assets at fair value through other comprehensive income	15,085	19,901
Securities [member] | Other debt securities [member] | Asset-backed financings [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	6,957	10,051
Gross unrealized gains	30	26
Gross unrealized (losses)	(6)	(71)
Financial assets at fair value through other comprehensive income	6,981	10,006
Securities [member] | Other debt securities [member] | Corporate and other debt [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	8,054	9,853
Gross unrealized gains	68	79
Gross unrealized (losses)	(18)	(37)
Financial assets at fair value through other comprehensive income	8,104	9,895
Securities [member] | Debt securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	72,408	97,663
Gross unrealized gains	513	688
Gross unrealized (losses)	(56)	(167)
Financial assets at fair value through other comprehensive income	72,865	98,184
Securities [member] | Equity securities [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	4,357	2,944
Gross unrealized gains	353	26
Gross unrealized (losses)	(111)	(371)
Financial assets at fair value through other comprehensive income	4,599	2,599
Securities [member] | Equity securities [member] | Common shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	3,887	2,641
Gross unrealized gains	310	26
Gross unrealized (losses)	(80)	(280)
Financial assets at fair value through other comprehensive income	4,117	2,387
Securities [member] | Equity securities [member] | Preference shares [member]
Summary of Unrealized Gains (Losses) for securities at FV through Other Comprehensive Income [Line Items]
Cost/amortized cost	470	303
Gross unrealized gains	43
Gross unrealized (losses)	(31)	(91)
Financial assets at fair value through other comprehensive income	$ 482	$ 212